January 31, 2024

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capitol Series Trust (the “Trust”)

File Nos. 333-191495; 811-22895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund and FullerThaler Behavioral Mid-Cap Equity Fund; and (ii) the text of Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on January 29, 2024, with regard to the FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund and FullerThaler Behavioral Mid-Cap Equity Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 346-4152.

Very truly yours,

/s/ Paul Leone

Secretary of the Trust